Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventories by Major Category

Inventories by major category include the following:

(Dollars in thousands)	September 30, 2012	December 31, 2011
Raw materials	$29,808	$27,953
Woodyard logs	7,166	5,931
Work-in-process	12,725	19,120
Finished goods	64,502	87,585
Replacement parts and other supplies	26,784	26,287

Inventories	$140,985	$166,876

Inventories by major category included the following:

	December 31,
(Dollars in thousands)	2011	2010
Raw materials	$27,953	$27,709
Woodyard logs	5,931	3,863
Work-in-process	19,120	16,416
Finished goods	87,585	67,817
Replacement parts and other supplies	26,287	26,711

Inventories	$166,876	$142,516